Share-Based Compensation - Summary of Options Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	May 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding beginning balance		26,969,291
Number of options, Granted		5,502,868
Number of options, Exercised		(10,028,568)
Number of options, Forfeited		(660,488)
Number of options, Outstanding ending balance		21,783,103	26,969,291
Number of options, Exercisable		10,227,313
Weighted average exercise price per option, Outstanding beginning balance		$ 0.0536
Weighted average exercise price per option, Granted		0.0002
Weighted average exercise price per option, Exercised		0.0800
Weighted average exercise price per option, Forfeited		0.0002
Weighted average exercise price per option, Outstanding ending balance		0.0296	$ 0.0536
Weighted average exercise price per option, Exercisable		$ 0.0628
Weighted average remaining contractual life, Outstanding beginning balance		7 years 4 months 9 days	7 years 4 months 24 days
Weighted average remaining contractual term options outstanding		7 years 4 months 9 days	7 years 4 months 24 days
Weighted average remaining contractual life, Exercisable		5 years 11 months 23 days
Aggregated intrinsic value, Outstanding beginning balance		$ 328,658
Aggregated intrinsic value, Outstanding ending balance		258,030	$ 328,658
Aggregated intrinsic value, Exercisable		$ 120,807
Options classified as Equity Awards | 2018 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding beginning balance		1,507,488
Number of options, Granted		575,629
Number of options, Forfeited		(186,531)
Number of options, Outstanding ending balance		1,896,586	1,507,488
Number of options, Exercisable		358,281
Weighted average exercise price per option, Outstanding beginning balance		$ 0.9062
Weighted average exercise price per option, Granted		21.4461
Weighted average exercise price per option, Forfeited		0.7616
Weighted average exercise price per option, Outstanding ending balance		7.1544	$ 0.9062
Weighted average exercise price per option, Exercisable		$ 1.0547
Weighted average remaining contractual life, Outstanding beginning balance	7 years 25 days	7 years 5 months 12 days
Weighted average remaining contractual term options outstanding	7 years 25 days	7 years 5 months 12 days
Weighted average remaining contractual life, Exercisable		6 years 5 months 23 days
Aggregated intrinsic value, Outstanding beginning balance		$ 45,969
Aggregated intrinsic value, Outstanding ending balance		35,666	$ 45,969
Aggregated intrinsic value, Exercisable		$ 8,923